Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 13. SUBSEQUENT EVENTS

Convertible Promissory Note Conversion

In January 2021 Notes holders converted an additional $1.16 million of the original $1.33 million of outstanding principal into approximately 290,000 shares of the Company’s common stock at a conversion price of $4.00/share. The original contracted conversion price was $4.50/share and in order to encourage early conversion, two years before the maturity of the Convertible Notes, the Company reduced the conversion price to $4.00/share.

In addition to the reduced conversion price, the Note holders received the third year interest (10%) on the Notes, totaling approximately $122,000, as additional consideration to convert early which was paid in the Company’s common stock, amounting to approximately 30,000 shares.

The holders of the remaining unconverted Convertible Notes, equating to approximately $110,000 of outstanding principal, amended their Notes to allow for auto conversion upon the Company’s potential Initial Public Offering (“IPO”) event at a conversion price of $4.25/share.

Convertible Promissory Note 2

On March 5, 2021, the Company raised $1.475 million by the issuance of unsecured Convertible Promissory Notes with a two-year term (the “Notes 2”), to several investors. The Notes 2 holders received approximately 44,000 shares of common stock (at $5.00/share) in the aggregate, with a relative fair value of approximately $222,000 at the time of issuance. Accordingly, the original issue discount on the Notes 2 will be amortized over its term.

The Notes 2 bear an interest rate of 10% per annum. The first year of interest was prepaid with the issuance of the Company’s common stock (at $5.00/share), for an issuance of 29,500 shares of common stock with a fair value of $147,500. During the second year of the Notes 2, interest will be paid monthly in the Company common stock (at a fixed price of $5.00/share) on any unpaid principal outstanding.

The Notes 2 are convertible by a Note holder at any time during the term into common stock of the Company at a fixed price of $5.00/share, or 295,000 shares of common stock upon full conversion. Notes 2 have a maturity date of March 5, 2023. Any outstanding amounts at the time of a potential Company IPO shall automatically convert at $5.00/share in the aggregate.

The Glimpse Group, Inc. 2016 Equity Incentive Plan

In January 2021, the Company amended its 2016 Equity Incentive Plan, increasing the available amount of common stock reserved for issuance from 5 million to 10 million. Prior to the increase, there were approximately 0.45 million shares available for issuance. There were no other changes to the incentive plan.

Subsequent to the six months ended December 31, 2020, the Company issued approximately 0.46 million stock options with exercise prices ranging from $4.50-5.00/share, primarily to employees. These stock options had an aggregate grant fair value of approximately $1.57 million and vest, on average, over a period of 7.6 months.

SBA Paycheck Protection Plan 1 (“PPP1”) and Paycheck Protection Plan 2 (“PPP2”) Loans

In February 2021, the Company received a second Payment Protection Plan loan (“PPP2”) in the amount of $0.62 million. Similar to its PPP1 loan, the Company expects to utilize the loan proceeds in full toward payroll and rent in accordance with SBA guidelines. The PPP2 loan bears a fixed interest rate of 1% per annum and is due in February 2026. However, pursuant to SBA guidelines, the Company expects its PPP2 loan to be fully forgiven in calendar year 2021.

Interim Round III Equity Financing Round

In January and February 2021, the Company raised $120,000 in its Interim Round III financing round by the issuance of approximately 26,700 shares of common stock at $4.50/share. This round is closed to further investment.

Glimpse Turkey Subsidiary

In March 2021, the Company established a development subsidiary in Turkey to support the operations of Kabaq 3D Technologies (dba QReal). There are approximately 7 employees at this location, primarily 3D modelers and artists.

NOTE 13. SUBSEQUENT EVENTS

Convertible Promissory Note Conversion

Commencing in December 2020, Note holders converted $1.22 million of the original $1.33 million of outstanding principal into approximately 304,000 shares of the Company’s common stock at a conversion price of $4.00/share. The original contracted conversion price was $4.50/share and in order to encourage early conversion, two years before the maturity of the Convertible Notes, the Company reduced the conversion price to $4.00/share.

In addition, third year interest (10%) of approximately $122,000 was issued in advance to the converting Note holders for an approximately additional 30,000 shares of the Company’s common stock.

The holders of the remaining unconverted Convertible Notes, equating to approximately $110,000 of outstanding principal, amended their Notes to allow for auto conversion upon the Company’s potential Initial Public Offering (“IPO”) event at a conversion price of $4.25/share.

Convertible Promissory Note 2

On March 5, 2021, the Company raised $1.475 million by the issuance of unsecured Convertible Promissory Notes with a two-year term (the “Notes 2”), to several investors. The Notes 2 holders received approximately 44,000 shares of common stock (at $5.00/share) in the aggregate, with a relative fair value of approximately $222,000 at the time of issuance. Accordingly, the original issue discount on the Notes 2 will be amortized over its term.

The Notes 2 bear an interest rate of 10% per annum. The first year of interest was prepaid with the issuance of the Company’s common stock (at $5.00/share), for an issuance of 29,500 shares of common stock with a fair value of $147,500. During the second year of the Notes 2, interest will be paid monthly in the Company’s common stock (at a fixed price of $5.00/share) on any unpaid principal outstanding.

The Notes 2 are convertible by a Note holder at any time during the term into common stock of the Company at a fixed price of $5.00/share, or 295,000 shares of common stock upon full conversion. Notes 2 have a maturity date of March 5, 2023. Any outstanding amounts at the time of a potential Company IPO shall automatically convert at $5.00/share in the aggregate.

The Glimpse Group, Inc. 2016 Equity Incentive Plan

In January 2021, the Company amended its 2016 Equity Incentive Plan, increasing the amount of common stock reserved for issuance from 5 million to 10 million. Prior to the increase, there were approximately 0.6 million shares available for issuance. There were no other changes to the incentive plan.

Subsequent to the year ended June 30, 2020, the Company issued approximately 0.56 million stock options with exercise prices ranging from $4.50-5.00/share, primarily to employees. These stock options had an aggregate grant fair value of approximately $2.07 million and vest, on average, over a period of 4.5 months.

SBA Paycheck Protection Plan 1 (“PPP1”) and Paycheck Protection Plan 2 (“PPP2”) Loans

In February 2021, the Company received a second Payment Protection Plan loan (“PPP2”) in the amount of $0.62 million. Similar to its PPP1 loan, the Company expects to utilize the loan proceeds in full toward payroll and rent in accordance with SBA guidelines. The PPP2 loan bears a fixed interest rate of 1% per annum and is due in February 2026. However, pursuant to SBA guidelines, the Company expects its PPP2 loan to be fully forgiven in calendar year 2021.

Interim Round III Equity Financing Round

Since July 1, 2020, the Company has raised $0.35 million in its Interim Round III financing round by the issuance of shares of common stock at $4.50/share. To date, approximately 78,000 shares of common stock have been issued.

Glimpse Turkey Subsidiary

In March 2021, the Company established a development subsidiary in Turkey to support the operations of Kabaq 3D Technologies (dba QReal). There are approximately 7 employees at this location, primarily 3D modelers and artists.